Note 15 - Commitments and Contingencies - Contractual Obligations and Commitments (Details) $ in Thousands	Dec. 31, 2019 USD ($)
Statement Line Items [Line Items]
Other commitments	$ 142
Total Obligations and Commitments	142
Not later than one year [member]
Statement Line Items [Line Items]
Other commitments	69
Total Obligations and Commitments	69
Later than one year and not later than three years [member]
Statement Line Items [Line Items]
Other commitments	73
Total Obligations and Commitments	73
Later than three years and not later than five years [member]
Statement Line Items [Line Items]
Other commitments
Total Obligations and Commitments
Later than five years [member]
Statement Line Items [Line Items]
Other commitments
Total Obligations and Commitments
Committed exploration expenditures [member]
Statement Line Items [Line Items]
Contractual capital commitments
Committed exploration expenditures [member] | Not later than one year [member]
Statement Line Items [Line Items]
Contractual capital commitments
Committed exploration expenditures [member] | Later than one year and not later than three years [member]
Statement Line Items [Line Items]
Contractual capital commitments
Committed exploration expenditures [member] | Later than three years and not later than five years [member]
Statement Line Items [Line Items]
Contractual capital commitments
Committed exploration expenditures [member] | Later than five years [member]
Statement Line Items [Line Items]
Contractual capital commitments
Minera Juanicipio [member]
Statement Line Items [Line Items]
Contractual capital commitments		[1],[2]
Minera Juanicipio [member] | Not later than one year [member]
Statement Line Items [Line Items]
Contractual capital commitments		[1],[2]
Minera Juanicipio [member] | Later than one year and not later than three years [member]
Statement Line Items [Line Items]
Contractual capital commitments		[1],[2]
Minera Juanicipio [member] | Later than three years and not later than five years [member]
Statement Line Items [Line Items]
Contractual capital commitments		[1],[2]
Minera Juanicipio [member] | Later than five years [member]
Statement Line Items [Line Items]
Contractual capital commitments		[1],[2]

[1]	According to the operator, Fresnillo, contractual commitments for processing equipment of $84,600 and for development contractors of $35,200 with respect to the Juanicipio Project on a 100% basis have been committed to as at December 31, 2019. As well, Minera Juanicipio has committed to an Engineering, Procurement and Construction Management contract with Fresnillo to oversee the mine construction and development; on a 100% basis, $35,200 remains committed through project completion under the contract.
[2]	Although the Company makes cash advances to Minera Juanicipio as cash called by the operator Fresnillo (based on approved Minera Juanicipio budgets), they are not contractual obligations. The Company intends, however, to continue to fund its share of cash calls and avoid dilution of its ownership interest in Minera Juanicipio.